SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of The Company's Current and Deferred Tax Provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Federal	$ 90,473	$ 29,321	$ 540,811
State	0	0	0
Total provision for income taxes	$ 90,473	$ 29,321	$ 540,811